Note 16 - Investments in subsidiaries, joint ventures and associates	12 Months Ended
Dec. 31, 2018
Investments in subsidiaries, joint ventures and associates
Investments in subsidiaries joint ventures and associates

16. Investments in joint ventures, associates

16.1 Joint ventures and associates

The breakdown of the balance of “Investments in joint ventures and associates” (see Note 2.1) in the accompanying consolidated balance sheets is as follows:

Joint Ventures and Associates Entities. Breakdown by entities (Millions of euros)
	2018	2017	2016
Joint ventures
Fideic F 403853 5 BBVA Bancom Ser.Zibata	-	27	33
Fideicomiso 1729 Invex Enajenacion de Cartera	55	53	57
PSA Finance Argentina Compañia Financier	10	14	21
Altura Markets, S.V., S.A.	69	64	19
RCI Colombia	32	19	17
Other joint ventures	7	79	82
Subtotal	173	256	229
Associates Entities
Metrovacesa Suelo y Promoción, S.A.	508	697	208
Testa Residencial SOCIMI, S.A.U.	-	444	91
Metrovacesa Promoción y Arrendamientos, S.A.	-	-	67
Atom Bank, PLC	138	66	43
Divarian Propiedad S.A.U.	591	-	-
Servired	9	9	11
Other associates	159	116	116
Subtotal	1,405	1,332	536
Total	1,578	1,588	765

Details of the joint ventures and associates as of December 31, 2018 are shown in Appendix II.

The following is a summary of the changes in the in December 31, 2018, 2017 and 2016 under this heading in the accompanying consolidated balance sheets:

Joint Ventures and Associates Entities. Changes in the Year (Millions of euros)
	Notes	2018	2017	2016
Balance at the beginning		1,588	765	879
Acquisitions and capital increases		309	868	456
Disposals and capital reductions		(516)	(8)	(91)
Transfers and changes of consolidation method		211	-	(351)
Share of profit and loss	39	(7)	3	25
Exchange differences		2	(29)	(34)
Dividends, valuation adjustments and others		(8)	(12)	(118)
Balance at the end		1,578	1,588	765

The variation during the year 2018 is mainly explained by the decrease of BBVA Group stakes in Testa Residencial, S.A., Metrovacesa Suelo y Promoción, S.A. and Divarian Propiedad, S.A.U. (see Note 3 and Appendix III).

The variation during the year 2017 is mainly explained by the increase of BBVA Group stakes in Testa Residencial, S.A. and Metrovacesa Suelo y Promoción, S.A. through its contribution to the capital increases carried out by both entities by contributing assets from the Bank’s real estate assets (see Note 21).

During the year 2016, two capital increases in Metrovacesa, S.A. were made through a debt swap and a contribution of real estate assets, which provided the Group 357 million euros, after this there was a partial Split of Metrovacesa, S.A. in favor of a beneficiary company from a new constitution denominated Metrovacesa Suelo y Promocion, S.A. In the fourth quarter of the year 2016, there was a total split of Metrovacesa, S.A. through its extinction and division of its patrimony in three parts, two of which merged with Merlin Properties, SOCIMI, S.A. and Testa Residencial, SOCIMI, S.A. As result of the previous mentioned splits, the Group received equity interests in the corresponding beneficiary companies, 6.41% of its capital was received, having been transferred to the heading "Available-for-sale” of the consolidated financial assets as of December 31, 2016.

Appendix III provides notifications on acquisitions and disposals of holdings in subsidiaries, joint ventures and associates, in compliance with Article 155 of the Corporations Act and Article 53 of the Securities Market Act 24/1988.

16.2 Other information about associates and joint ventures

If these entities had been consolidated rather than accounted for using the equity method, the change in each of the lines of balance sheet and the consolidated income statement would not be significant.

As of December 31, 2018, 2017 and 2016 there was no financial support agreement or other contractual commitment to associates and joint ventures entities from the holding or the subsidiaries that are not recognized in the financial statements (see Note 53.2).

As of December 31, 2018, 2017 and 2016 there was no contingent liability in connection with the investments in joint ventures and associates (see Note 53.2).

16.3 Impairment

As described in IAS 36, when there is indicator of impairment, the book value of the associates and joint venture entities should be compared with their recoverable amount, being the latter calculated as the higher between the value in use and the fair value minus the cost of sale. As of December 31, 2018, 2017 and 2016, there were no significant impairments recognized.